UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SuttonBrook Capital Management, LP
Address: 598 Madison Ave
         6th Fl
         New York, NY  10022

13F File Number:  028-10322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rich Potapchuk
Title:     CFO
Phone:     212 588-6600

Signature, Place, and Date of Signing:

 Rich Potapchuk     New York, NY     November 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $397,802 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COMVERSE TECHNOLOGY INC                         205862402    14639  2073500 SH       SOLE                  2073500        0        0
ALLIANCE DATA SYSTEMS CORP     NOTE 1.750% 8/0  018581AD0     6329  5000000 PRN      SOLE                  5000000        0        0
ANADARKO PETE CORP             COM              032511107      104   650000 SH  CALL SOLE                   650000        0        0
ANADARKO PETE CORP             COM              032511107    44375   703800 SH       SOLE                   703800        0        0
CARDIOME PHARMA CORP           COM NEW          14159U202     3417  1038555 SH       SOLE                  1038555        0        0
CHART INDS INC                 NOTE 2.000% 8/0  16115QAC4     2296  2500000 PRN      SOLE                  2500000        0        0
CHELSEA THERAPEUTICS INTL LT   COM              163428105     2985   820000 SH       SOLE                   820000        0        0
CHEMTURA CORP                  COM NEW          163893209    21689  2162444 SH       SOLE                  2162444        0        0
CREXUS INVT CORP               COM              226553105     3968   446800 SH       SOLE                   446800        0        0
CUBIST PHARMACEUTICALS INC     COM              229678107    12944   366480 SH       SOLE                   366480        0        0
DOLLAR TREE INC                COM              256746108     6976    92875 SH       SOLE                    92875        0        0
DURECT CORP                    COM              266605104     1563   970500 SH       SOLE                   970500        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401      100  1500000 SH  CALL SOLE                  1500000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    45285  4970931 SH       SOLE                  4970931        0        0
GOODRICH CORP                  COM              382388106     1100   100000 SH  CALL SOLE                   100000        0        0
GOODRICH CORP                  COM              382388106    21119   175000 SH       SOLE                   175000        0        0
HECKMANN CORP                  *W EXP 11/09/201 422680116       31   312800 SH       SOLE                   312800        0        0
HEWLETT PACKARD CO             COM              428236103    26940  1200000 SH       SOLE                  1200000        0        0
HOLOGIC INC                    COM              436440101     3005   197600 SH       SOLE                   197600        0        0
HOWARD HUGHES CORP             COM              44267D107    43271  1027819 SH       SOLE                  1027819        0        0
MBIA INC                       COM              55262C100      509    70046 SH       SOLE                    70046        0        0
MF GLOBAL HLDGS LTD            NOTE 3.375% 8/0  55277JAB4     9832 12500000 PRN      SOLE                 12500000        0        0
MICROMET INC                   COM              59509C105     2520   525000 SH       SOLE                   525000        0        0
MOTOROLA MOBILITY HLDGS INC    COM              620097105     9445   250000 SH       SOLE                   250000        0        0
PAIN THERAPEUTICS INC          COM              69562K100     3570   750000 SH       SOLE                   750000        0        0
PROGENICS PHARMACEUTICALS IN   COM              743187106     2395   417250 SH       SOLE                   417250        0        0
RIGEL PHARMACEUTICALS INC      COM NEW          766559603     1656   225000 SH       SOLE                   225000        0        0
ROVI CORP                      NOTE 2.625% 2/1  779376AB8     8685  7500000 PRN      SOLE                  7500000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    11513  1505000 SH  PUT  SOLE                  1505000        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100    13680  4500000 SH       SOLE                  4500000        0        0
STEEL DYNAMICS INC             COM              858119100     1696   171000 SH       SOLE                   171000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    27350  1859923 SH       SOLE                  1859923        0        0
TEMPLE INLAND INC              COM              879868107     1095   643900 SH  CALL SOLE                   643900        0        0
VIVUS INC                      COM              928551100      720   750000 SH  CALL SOLE                   750000        0        0
VIVUS INC                      COM              928551100    37377  4631577 SH       SOLE                  4631577        0        0
WILLIAMS COS INC DEL           COM              969457100     3043   125000 SH       SOLE                   125000        0        0
YAHOO INC                      COM              984332106      580  1000000 SH  CALL SOLE                  1000000        0        0